Other Financial Assets - Schedule of Other Financial Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Other Financial Assets [Abstract]
Leasehold guarantee deposits, Current	$ 54,552	$ 54,422
Leasehold guarantee deposits, Non-current	22,053	21,669
Other deposits, Current
Other deposits, Non-current	1,091	1,088
Loan, Current
Loan, Non-current	326,820	306,494
Total, Current	54,552	54,422
Total, Non-current	$ 349,964	$ 329,252